Risk management (Details) R in Millions	12 Months Ended
	Feb. 28, 2021 ZAR (R)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 MZN (MT)	Feb. 28, 2021 PLN (zł)	Feb. 28, 2021 SGD ($)	Feb. 29, 2020 ZAR (R)
Disclosure of financial risk management [text block] [Abstract]
Cash and cash equivalents, description	The Group held cash and cash equivalents of ZAR104.9 million at February 28, 2021 (2020: ZAR146.6 million).
Cash at bank	R 4
Exchange rate		$ 16.49	€ 19.16	MT 0.23	zł 4.25	$ 12.03
Exchange rate sensitivity, percentage	10.00%
Interest rate, description	The term loan with Caixa Geral Depositos de S.A attracts interest at a rate of 3% p.
Factor interest rate	1.00%